Borrowings, Sales and Leaseback (Details) - SLB Facility [Member]	6 Months Ended
Jun. 30, 2025
Bottom of Range [Member]
Bank Borrowings [Abstract]
Maturity period	2029
Top of Range [Member]
Bank Borrowings [Abstract]
Maturity period	2033